Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about shares, activity explanatory [Table Text Block]
		Year ended		Year ended
		Dec. 31, 2018		Dec. 31, 2017
	Common		Common
	shares	Amount	shares	Amount

Balance, beginning of year	261,271,188	$1,777,409	237,271,188	$1,588,319
Equity issuance	—	—	24,000,000	195,295
Share issue costs, net of tax	—	(80)	—	(6,205)
Warrants exercised	963	11	—	—
Balance, end of period	261,272,151	$1,777,340	261,271,188	$1,777,409